INTRUST FUNDS TRUST
ANNUAL REPORT
FOR THE YEAR ENDED AUGUST 31, 1997


Kansas Tax-Exempt Bond Fund










--------------------------------------------------------------------------------
Important Customer Information, Investment Products:

- are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
-    are not insured by the FDIC, and
- are subject to investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

INTRUST Funds Trust is distributed by BISYS Fund Services

INTRUST Kansas Tax-Exempt Bond Fund August 31, 1997


To Our Shareholders:

         We are pleased to present the first annual report since the inception of the INTRUST Kansas Tax-Exempt Bond Fund in May 1997. The Fund commenced operations following a conversion of assets from its predecessor, the SEI Tax-Exempt Trust's Kansas Tax-Free Income Portfolio. We are excited by the potential this conversion presents for our current and future shareholders.

         We believe the Fund offers investors a number of unique attributes. For example, as of August 31, 1997, the Fund:

         - Was rated ***** by Morningstar, one of the mutual fund industry's most-respected independent rating organizations. The Fund was rated among 668 municipal funds for the 5 year period ending September 30, 1997. This five-star rating underscored the Fund's outstanding performance and relatively modest risk.+ No other Kansas tax-exempt fund was rated as highly.(1)

         - Offered one of the highest income ratios and possessed the lowest turnover ratio of any Kansas tax-exempt fund.(1)

         - Provided a highly competitive total return with an average maturity that was dramatically shorter than those of most other Kansas tax-exempt funds. In general, a shorter portfolio maturity can help reduce interest-rate risk.

         - Had experienced strong investor inflows, resulting in a strong surge in the amount of the Fund's assets under management. Consequently, the Fund had grown to become one of the largest municipal bond funds in Kansas.(1)

         Despite these accomplishments, we have not forgotten that the key to lasting growth lies in sustaining productive relationships with you, our valued shareholders. We intend to build upon the successes of the past by maintaining our commitment to shareholder service and satisfaction. We thank you for your continued trust.



                                            Sincerely,

                                            /s/ John Maurer

                                            John Maurer
                                            Chief Investment Officer

(1) Morningstar, 1997.
+ The rating was for the five years ended September 30, 1997 and for the Fund's overall performance. Morningstar proprietary ratings reflect historical, risk-adjusted performance through 9/30/97. The ratings are subject to change every month. Morningstar ratings are calculated from a fund's three-, five- and 10-year average annual returns (as available) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. Past performance is no guarantee of future results. For the three year period the Fund received 4 stars and was rated among 1374 funds.
10% of the funds receive 5 stars, 22.5% receive 4 stars.
INTRUST Bank provides investment advisory and other services to the Fund and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus.
The Fund is distributed by BISYS Fund Services. Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. 10/97

                           KANSAS TAX-EXEMPT BOND FUND

The INTRUST Kansas Tax-Exempt Bond Fund is managed by Michael Colgan, who has 13 years experience as an investment portfolio manager. Mr. Colgan holds a bachelor's degree in Business Administration (with an emphasis in Finance) from the University of Kansas.

         OBJECTIVES. We concentrate on preserving capital while attempting to produce the highest-available income that is free from both federal and Kansas state income taxes. More than 99% of the income historically produced by our portfolio also is exempt from the alternative minimum tax (AMT).+
         STRATEGY. Nearly our entire portfolio is comprised of municipal bonds issued by government entities in the state of Kansas. A small percentage of our holdings can be in high-quality debt obligations issued in Puerto Rico or Guam - which, as territories of the United States, can sell bonds that also are exempt from federal and state income taxes. We keep the portfolio's average maturity between seven and 12 years; we are permitted to lower the average maturity to less than seven years if we anticipate a volatile interest-rate environment.
         As of August 31, 1997, 95.2% of the portfolio was comprised of Kansas bonds - with 4.3% and 0.5% invested in debt obligations from Puerto Rico and Guam, respectively. The securities within the Fund maintained an average credit quality of AA, with an average maturity of 10.37 years.*
         PERFORMANCE. For the 12 months ended August 31, 1997, the INTRUST Kansas Tax-Exempt Bond Fund produced a total return of 7.27%. In comparison, the Lehman Brothers 7-Year General Obligation Index (the portfolio "benchmark") rose 7.91%.
         During the last year, we steadily extended the Fund's average maturity, to take advantage of what we felt would be stable or decreasing interest rates. This decision worked out well, as interest rates declined, on a point-to-point basis, from August 31, 1996 to August 31, 1997.
         Looking forward, we anticipate that interest rates will continue to decline, which should help boost the Fund's total return.


*  The composition of the Fund's holdings is subject to change.
+ The Fund's income may be subject to certain state and local taxes and, depending on your tax status the federal alternative minimum tax.

                  GROWTH OF $10,000 INVESTMENT SINCE INCEPTION
                  --------------------------------------------

                          INTRUST Kansas Tax-Exempt   Lehman Brothers 7-Year
                                 Bond Fund           General Obligation Index
12/90                      $                          $
 8/91
 8/92
 8/93
 8/94
 8/95
 8/96
 8/97

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

         Kansas Tax-Exempt Bond Fund    L.B. - 7-Year General Obligation Index
         ---------------------------------------------------------------------

5 Year             6.06%                                6.52%
------

1 Year             7.27%                                7.91%
------

                   6.72%                                8.47%

Since Inception (12/10/90)
---------------

Past performance is no indication of future results. The total return set forth may reflect the waiver of a portion of the Fund's fee for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.
The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more than their original purchase price.

On May 17, 1997, the Kansas Tax-Exempt Income Portfolio or (the SEI Portfolio) of the SEI Tax-Exempt Trust was reorganized into the INTRUST Kansas Tax-Exept Bond Fund (the Fund) using substantially the same investment objectives, policies and methodologies of the SEI Portfolio. The quoted performance of the Fund includes performance of the SEI Portfolio for periods dating back to December 10, 1990, and prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The performance also reflects reinvestment of all dividends and capital gains distributions.

The Lehman Brothers 7-Year General Obligation Index is an unmanaged index generally representative of intermediate-term municipal bonds. This index does not reflect the deductions of expenses associated with a mutual fund, such as investment management and fund accounting fees.

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (101.0%):
Guam (0.6%):
     $200,000    Guam Government Limited Obligation Highway, Series A, 5.50%, 5/1/99, FSA                  $          204,750
      100,000    Guam Government Limited Obligation Highway, Series A, 6.30%, 5/1/12,                                 107,573
                 Callable 5/1/02 @ 102, FSA
      250,000    Guam Government, Series A, 5.90%, 9/1/05, Callable 3/1/99 @ 100                                      253,750
                                                                                                           ------------------
                                                                                                                      566,073
                                                                                                           ------------------
Kansas (96.1%):
       250,000    Anderson County, School District #365, GO, Series 1991, 6.40%, 9/1/05,                              261,250
                  Prerefunded 9/1/99 @ 100, AMBAC
       250,000    Anderson County, School District #365, GO, Series 1991, 6.50%, 9/1/06,                              261,562
                  Prerefunded 9/1/99 @ 100, AMBAC
     1,390,000    Barton County,  School District #428, Great Bend, GO, Series A, 5.30%, 9/1/15,                    1,391,737
                  Callable 9/1/06 @ 100
       150,000    Belleville, Electric & Gas Systems Revenue, Series A, 5.00%, 12/1/98                                151,500
       175,000    Belleville, Electric & Gas Systems Revenue, Series A, 5.50%, 12/1/02                                183,750
       150,000    Belleville, Electric & Gas Systems Revenue, Series A, 5.70%, 12/1/04,                               158,250
                  Callable 12/1/02 @ 101
       250,000    Blue Valley,  Recreation Commission, Series 1991, 6.00%, 10/1/97                                    250,317
       195,000    Bourbon County, School District #234, GO, Series B, 5.50%, 9/1/09,                                  201,580
                  Callable 9/1/06 @ 100, FSA
       215,000    Bourbon County, School District #234, GO, Series B, 5.60%, 9/1/10,                                  220,643
                  Callable 9/1/06 @ 100, FSA
       285,000    Bourbon County, School District #234, GO, Series B, 5.63%, 9/1/11,                                  292,125
                  Callable 9/1/06 @ 100, FSA
       500,000    Brown County, Horton  School District #430, GO, 5.38%, 9/1/13,                                      508,125
                  Callable 9/1/06 @ 100, FSA
       250,000    Butler County, School District #402, GO, 4.15%, 10/1/01, FSA                                        246,875
       250,000    Butler County, School District #402, GO, 4.30%, 10/1/02, FSA                                        247,188
       500,000    Butler County, School District #402, GO, 5.25%, 10/1/12,                                            503,750
                  Callable 4/1/04 @ 100, FSA
       200,000    Cherokee County, School District #499, GO, 5.80%, 10/1/09,                                          208,750
                  Callable 10/1/02 @ 100, AMBAC
       215,000    Cherokee County, School District #499, GO, 5.90%, 10/1/10,                                          224,405
                  Callable 10/1/02 @ 100, AMBAC
       225,000    Cherokee County, School District #499, GO, 5.95%, 10/1/11,                                          234,843
                  Callable 10/1/02 @ 100, AMBAC
       285,000    City Of Arkansas, GO, 3.80%, 12/1/99                                                                277,519
       250,000    Clay County, GO, Series B, 6.20%, 10/1/15                                                           258,750
       250,000    Clay County, School District #379, Series 1992, 5.30%, 4/1/00,                                      254,688
                  Callable 4/1/99 @100
       250,000    Clay County, School District #379, Series 1992, 5.40%, 4/1/01,                                      254,063
                  Callable 4/1/99 @100
       250,000    Coffeyville, Community College, COP, 5.875%, 10/1/14,                                               257,500
                  Callable 10/1/04 @ 100
       465,000    Coffeyville, Water & Sewer Revenue, 4.60%, 10/1/04,                                                 462,675
                  Callable 10/1/97 @ 102, AMBAC
       490,000    Coffeyville, Water & Sewer Revenue, 4.70%, 10/1/05,                                                 487,550
                  Callable 10/1/97 @ 102, AMBAC
       500,000    Cowley County, School District #470, GO, 5.45%, 12/1/12,                                            511,250
                  Callable 12/1/06 @ 100, FGIC
       250,000    Cowley County, School District #465, GO, Series 1991, 6.00%, 11/1/97                                250,705
       250,000    Decatur County, GO, Series 1992, 6.00%, 9/1/01,                                                     258,750
                  Callable 9/1/99 @ 100
       265,000    Dickinson County, Abilene School District #435, GO, Series 1992, 5.40%, 4/1/01,                     267,650
                  Callable 4/1/99 @100
       300,000    Dickinson County, Abilene School District #435, GO, Series 1992, 5.60%, 4/1/03,                     301,875
                  Callable 4/1/99 @100
       700,000    Dodge, Pollution Control Revenue, 6.63%, 5/1/05,                                                    770,875
                  Private Placement
       180,000    Dodge, School District #443, GO, 4.70%, 3/1/07,                                                     175,725
                  Callable 3/1/04 @ 100, FSA

CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED:
KANSAS, CONTINUED:
    $360,000    Dodge, School District #443, GO, 4.80%, 3/1/08,                                           $           353,700
                Callable 3/1/04 @ 100, FSA
     250,000    Dodge, School District #443, GO, 5.00%, 3/1/14,                                                       243,437
                Callable 3/1/04 @ 100, FSA
     600,000    Douglas County, School District #497, GO, Series A, 5.40%, 9/1/15,                                    607,500
                Callable 9/1/06 @ 100
     250,000    Douglas County, School District #497, GO, Series 1993 A, 4.50%, 9/1/02,                               250,312
                Callable 9/1/01 @ 100
     230,000    El Dorado, Water Utility System Revenue, 4.40%, 10/1/02                                               227,988
     305,000    El Dorado, Water Utility System Revenue, 4.45%, 10/1/03                                               301,950
     350,000    El Dorado, Water Utility System Revenue, 4.65%, 10/1/05                                               346,063
     275,000    El Dorado, Water Utility System Revenue, 4.70%, 10/1/06,                                              271,906
                Callable 10/1/05 @ 100
     200,000    El Dorado, Water Utility System Revenue, 4.75%, 10/1/07,                                              197,500
                Callable 10/1/05 @ 100
     500,000    Ellsworth County, School District #328, GO, 5.25%, 9/1/15,                                            500,625
                Callable 9/1/06 @ 100, FSA
     155,000    Emporia, GO, Series B, 5.15%, 9/1/00                                                                  159,262
     165,000    Emporia, GO, Series B, 5.25%, 9/1/01                                                                  171,806
     175,000    Emporia, GO, Series B, 6.00%, 9/1/06,                                                                 185,281
                Callable 9/1/02 @ 100
     300,000    Emporia, Sewer System Revenue, 7.10%, 6/1/04, Prerefunded 6/1/98 @ 100.5                              308,603
     185,000    Finney County, School District #457, GO, 5.50%, 10/1/99                                               189,625
     250,000    Finney County, School District #457, GO, 5.55%, 10/1/00                                               259,375
     500,000    Finney County, School District #457, GO, Series 1991, 5.70%, 10/1/98,                                 505,620
                Callable 4/1/98 @101
     275,000    Ford County, Single Family Mortgage Revenue, Series A, 7.90%,                                         295,625
                8/1/10, Callable 8/1/02 @ 103, FHA
     330,000    Franklin County, GO, Series B, 4.75%, 9/1/05,                                                         327,937
                Callable 9/1/03 @100
     230,000    Franklin County, School District #290, GO, 5.20%, 9/1/13,                                             231,725
                Callable 9/1/06 @ 100, FSA
     500,000    Franklin County, School District #290, GO, 5.25%, 9/1/14,                                             503,750
                Callable 9/1/06 @ 100, FSA
     335,000    Franklin County, School District #290, GO, 5.30%, 9/1/16,                                             335,837
                Callable 9/1/06 @ 100, FSA
     250,000    Garden City, GO, Series B, 4.90%, 11/1/99, MBIA                                                       254,062
     250,000    Garden City, GO, Series B, 5.45%, 11/1/04,                                                            264,063
                Callable 11/1/03 @100, MBIA
     125,000    Garden City, Water & Sewer Revenue, Series 1991, 6.50%, 11/1/00                                       133,750
     125,000    Garden City, Water & Sewer Revenue, Series 1991, 6.75%, 11/1/03,                                      133,906
                Callable 11/1/00 @ 100
     500,000    Gardner, Electric Utilities Revenue, 7.00%, 11/1/09,                                                  530,625
                Callable 11/1/01 @ 101
     330,000    Gardner, GO, 5.30%, 9/1/11,                                                                           334,125
                Callable 9/1/02 @ 100, AMBAC
     560,000    Gove County, GO, 5.15%, 4/1/12,                                                                       550,200
                Callable 10/1/01 @101, AMBAC
     100,000    Gray County, School District #102, GO, 6.00%, 9/1/04                                                  105,750
     125,000    Gray County, School District #102, GO, 6.20%, 9/1/06,                                                 134,530
                Callable 9/1/05 @ 100
     250,000    Gray County, School District #102, GO, 6.80%, 9/1/15,                                                 269,375
                Callable 9/1/05 @ 100
     240,000    Halstead, Hospital Revenue, 6.75%, 10/1/06,                                                           263,700
                Callable 10/30/97 @ 100
     500,000    Harvey County, School District #373, GO, 5.55%, 9/1/13,                                               508,750
                Callable 9/1/05 @ 100, FSA
     250,000    Hays, GO, Series A, 5.15%, 9/1/09,                                                                    252,188
                Callable 9/1/03 @ 100, FGIC
     250,000    Hays, GO, Series A, 5.25%, 9/1/10,                                                                    254,062
                Callable 9/1/03 @ 100, FGIC
     105,000    Hays, Internal Improvement, GO, Series A, 5.20%, 9/1/01                                               108,805

CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED:
KANSAS, CONTINUED:
     $110,000    Hays, Internal Improvement, GO, Series A, 5.30%, 9/1/02,                                  $           113,438
                 Callable 9/1/01 @ 100
      120,000    Hays, Internal Improvement, GO, Series A, 5.50%, 9/1/04,                                              123,750
                 Callable 9/1/01 @ 100
      260,000    Hays, Water & Sewer Revenue, 5.20%, 9/1/11,                                                           260,000
                 Callable 9/1/03 @ 100, MBIA
      100,000    Hays, Water & Sewer Revenue, 5.60%, 9/1/99, AMBAC                                                     103,000
      100,000    Hays, Water & Sewer Revenue, 5.80%, 9/1/00, AMBAC                                                     104,500
      100,000    Hays, Water & Sewer Revenue, 6.20%, 9/1/03,                                                           105,625
                 Prerefunded 9/1/00 @ 100, AMBAC
      180,000    Hays, Water & Sewer Revenue, 6.40%, 9/1/05,                                                           191,025
                 Prerefunded 9/1/00 @ 100, AMBAC
      150,000    Holton, Electric System Revenue, Series 1992 A, 6.40%, 12/1/06,                                       161,438
                 Prerefunded 12/1/01 @ 100
      150,000    Holton, Electric System Revenue, Series 1992 A, 6.50%, 12/1/07,                                       162,000
                 Prerefunded 12/1/01 @ 100
      125,000    Hutchinson, GO, Series A, 5.45%, 10/1/14, Callable 10/1/05 @ 100                                      126,719
      135,000    Hutchinson, GO, Series A, 5.50%, 10/1/15,                                                             136,350
                 Callable 10/1/05 @ 100
      150,000    Hutchinson, Water & Sewer Revenue, Series 93, 6.85%, 12/1/05, AMBAC                                   171,375
      225,000    Hutchinson, Water & Sewer Revenue, Series 93, 5.00%, 12/1/11,                                         220,781
                 Callable 12/1/03 @ 102, AMBAC
      205,000    Jackson County, School District #336, GO, 6.20%, 10/1/07,                                             223,450
                 Prerefunded 10/1/03 @ 100
      125,000    Jackson County, School District #336, GO, 6.30%, 10/1/08,                                             136,875
                 Prerefunded 10/1/03 @ 100
      300,000    Jefferson County, School District #340, GO, 6.00%, 9/1/06,                                            325,875
                 Callable 9/1/04 @ 100, FSA
      320,000    Jefferson County, School District #340, GO, 6.10%, 9/1/07,                                            349,600
                 Callable 9/1/04 @ 100, FSA
      330,000    Jefferson County, School District #340, GO, 6.20%, 9/1/08,                                            362,175
                 Callable 9/1/04 @ 100, FSA
      350,000    Johnson & Miami Counties, School District #230, GO, 5.25%, 12/1/05,                                   360,500
                 Callable 12/1/03 @100
    1,000,000    Johnson County, GO, 6.80%, 9/1/99                                                                   1,052,500
      200,000    Johnson County, GO, Series A, 5.60%, 9/1/03,                                                          211,750
                 Callable 9/1/02 @ 101
      250,000    Johnson County, School District #229, GO, Series A, 5.00%, 10/1/14,                                   243,750
                 Callable 10/1/05 @100
      300,000    Johnson County, School District #229, GO, Series A, 6.50%, 10/1/12,                                   324,000
                 Callable 10/1/01 @ 100
    1,050,000    Johnson County, School District #232, GO, 5.40%, 9/1/14,                                            1,068,375
                 Callable 9/1/07 @ 100
      485,000    Johnson County, School District #233, GO, 5.65%, 9/1/03,                                              512,887
                 Callable 3/1/02 @ 101
      500,000    Johnson County, School District #233, GO, 5.95%, 9/1/05,                                              530,625
                 Callable 3/1/02 @ 101, AMBAC
      250,000    Johnson County, Water District #001 Revenue Bond, Series 1990 A, 6.80%, 6/1/99                        260,625
      250,000    Johnson County, Water District #001 Revenue Bond, Series 1990 A, 6.90%, 12/1/00                       270,313
      250,000    Johnson County, Water District #001 Revenue Bond, Series A, 6.10%, 12/1/16,                           256,563
                 Callable 12/1/01 @ 100
      550,000    Johnson County, School District #512, GO, 5.30%, 10/1/14,                                             554,125
                 Callable 10/1/05 @ 100
      500,000    Johnson County, School District #512, GO, Series B, 5.25%, 10/1/17,                                   490,000
                 Callable 10/1/06 @ 100
      250,000    Johnson County, Water District #001 Revenue Bond, 5.13%, 12/1/08,                                     254,063
                 Callable 12/1/03 @ 100
      500,000    Johnson County, Water District #001 Revenue Bond, 5.25%, 12/1/15,                                     490,750
                 Callable 12/1/03 @ 100
      265,000    Johnson County, Water District #001 Revenue Bond, 5.30%, 12/1/12,                                     265,994
                 Callable 12/1/03 @100

CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED:
KANSAS, CONTINUED:
     $515,000    Junction City, GO, Series DD, 6.20%, 9/1/06,                                              $           537,530
                 Callable 9/1/00 @ 100
      130,000    Junction City, Industrial Revenue, F.W. Woolworth Company Project -                                   130,684
                 Series B, 7.25%, 11/1/98
      205,000    Junction City, Water Revenue, Series A, 4.90%, 4/1/01                                                 208,588
      210,000    Junction City, Water Revenue, Series A, 4.90%, 10/1/01                                                214,725
      205,000    Kansas City, Community College Revenue Bond, 6.00%, 5/15/10,                                          218,838
                 Prerefunded 5/15/02 @ 100, MBIA
      215,000    Kansas City, Community College Revenue Bond, 6.13%, 5/15/11,                                          230,588
                 Prerefunded 5/15/02 @ 100, MBIA
      230,000    Kansas City, Community College Revenue Bond, 6.13%, 5/15/12,                                          246,675
                 Prerefunded 5/15/02 @ 100, MBIA
      500,000    Kansas City, SO, 5.50%, 2/15/99                                                                       510,625
      340,000    Kansas City, GO, 5.45%, 4/1/17,                                                                       340,850
                 Callable 10/1/06 @100
      450,000    Kansas City, GO, 5.45%, 10/1/17,                                                                      451,125
                 Callable 10/1/06 @ 100
    1,500,000    Kansas City, GO, Series B, 5.38%, 9/1/10,                                                           1,541,250
                 Callable 9/1/05 @ 100, MBIA
      500,000    Kansas City, Pollution Control Revenue, General Motors Corp., 5.45%, 4/1/06,                          509,375
                 Callable 10/1/99 @ 101
      250,000    Kingman, Electric Utility & Distribution System Revenue, 5.50%, 9/1/08,                               251,250
                 Callable 9/1/00 @ 100
      250,000    Kingman, Water & Sewer Utility & Distribution System Revenue, 6.13%, 9/1/15,                          260,000
                 Callable 9/1/03 @ 100
      175,000    Lawrence, GO, Series L, 5.60%, 9/1/98                                                                 178,223
      220,000    Lawrence, GO, Series P, 5.10%, 9/1/01,                                                                224,675
                 Callable 9/1/00 @ 100
      500,000    Lawrence, Sales Tax, GO, Series V, 5.50%, 9/1/12,                                                     511,250
                 Callable 9/1/04 @ 100
      320,000    Lawrence, Water & Sewer System Revenue, 5.10%, 11/1/12,                                               315,200
                 Callable 11/1/06 @100
      250,000    Lawrence, Water & Sewer System Revenue, 5.20%, 11/1/16,                                               244,375
                 Callable 11/1/06 @100
      505,000    Lawrence, Water & Sewer System Revenue, 5.25%, 11/1/15,                                               503,738
                 Callable 11/1/06 @ 100
      315,000    Lawrence, Water & Sewer System Revenue, 5.30%, 11/1/07,                                               324,056
                 Callable 11/1/05 @ 100
      395,000    Lawrence, Water & Sewer System Revenue, 5.70%, 11/1/11,                                               405,863
                 Callable 11/1/05 @ 100
      340,000    Leavenworth County, School District #469, GO, 4.60%, 9/1/05                                           337,875
      150,000    Leavenworth County, School District #449, GO, Series A, 6.30%, 9/1/09,                                156,562
                 Callable 9/1/03 @ 100
      160,000    Leavenworth County, School District #449, GO, Series A, 6.40%, 9/1/10,                                167,600
                 Callable 9/1/03 @ 100
      125,000    Leavenworth County, School District #449, GO, Series A, 6.50%, 9/1/12,                                131,093
                 Callable 9/1/03 @ 100
      100,000    Leavenworth County, School District #449, GO, Series A, 6.50%, 9/1/13,                                104,875
                 Callable 9/1/03 @ 100
      210,000    Leavenworth, GO, Series B, 5.05%, 9/1/00                                                              214,463
      415,000    Leavenworth Hospital Revenue, 6.13%, 4/1/15,                                                          419,669
                 Callable 4/1/07 @ 100
      300,000    Leawood, GO, Series A, 5.00%, 9/1/00                                                                  307,125
      250,000    Leawood, GO, Series A, 5.00%, 9/1/15,                                                                 244,375
                 Callable 9/1/06 @ 100
      250,000    Leawood, GO, Series A, 5.20%, 9/1/01,                                                                 256,562
                 Callable 9/1/00 @ 100
      400,000    Leawood, GO, Series B, 5.00%, 9/1/10,                                                                 396,000
                 Callable 9/1/06 @ 100
      135,000    Leawood, GO, Series B, 6.00%, 9/1/08,                                                                 141,243
                 Prerefunded 9/1/00 @ 100

CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED:
KANSAS, CONTINUED:
     $250,000    Leawood, GO, Series A, 5.25%, 9/1/09,                                                     $           256,875
                 Callable 9/1/06 @ 100
      250,000    Leawood, GO, Series A, 5.35%, 9/1/10,                                                                 256,875
                 Callable 9/1/06 @ 100
      375,000    Leawood, GO, Series A, 5.40%, 9/1/11,                                                                 385,313
                 Callable 9/1/06 @ 100
      100,000    Lindsborg, Electric & Waterworks Systems Revenue, 5.00%, 10/1/05                                      103,750
      105,000    Lindsborg, Electric & Waterworks Systems Revenue, 5.30%, 10/1/07,                                     108,675
                 Callable 10/1/05 @ 100
      120,000    Lindsborg, Electric & Waterworks Systems Revenue, 5.60%, 10/1/09,                                     124,350
                 Callable 10/1/05 @ 100
      115,000    Lyon County, Hospital Revenue, 5.20%, 2/1/02,                                                         113,419
                 Callable 8/1/00 @ 100
      250,000    Lyon County, Hospital Revenue, 5.20%, 8/1/02,                                                         246,250
                 Callable 8/1/00 @ 100
      100,000    Lyon County, Hospital Revenue, 5.30%, 2/1/03,                                                          98,375
                 Callable 8/1/00 @ 100
      650,000    Lyon County, School District #253, GO, 5.60%, 10/1/10,                                                660,562
                 Callable 10/1/03 @102
      405,000    Manhattan, GO, 5.40%, 11/1/16,                                                                        406,013
                 Callable 11/1/04 @ 100
      250,000    Manhattan, GO, Series 189, 5.85%, 11/1/02,                                                            263,750
                 Callable 11/1/01 @ 100
      100,000    Manhattan, GO, Series 189, 6.30%, 11/1/11,                                                            107,375
                 Callable 11/1/01 @ 100
      105,000    Manhattan, GO, Series 189, 6.30%, 11/1/12,                                                            112,743
                 Callable 11/1/01 @ 100
      660,000    Marion County, School District #411, GO, 5.30%, 4/1/13,                                               660,825
                 Callable 4/1/03 @ 101.5
      250,000    McPherson County, School District #400, GO, 5.20%, 12/1/10,                                           253,750
                 Callable 12/1/05 @ 100, FGIC
      250,000    McPherson County, School District #400, GO, 5.25%, 12/1/12,                                           252,187
                 Callable 12/1/05 @ 100, FGIC
      550,000    McPherson, Electric Utility Revenue, 5.55%, 3/1/09,                                                   556,188
                 Callable 3/1/00 @ 100, AMBAC
      500,000    McPherson, GO, Series 116, 5.00%, 11/1/06,                                                            501,875
                 Callable 11/1/99 @ 100, AMBAC
    1,000,000    Meade, Industrial Revenue, 6.50%, 10/1/06,                                                          1,123,750
                 Callable 10/1/03 @ 100
      500,000    Miami County, School District #368, GO, 6.50%, 12/1/05,                                               539,375
                 Callable 6/1/02 @ 100, AMBAC
      250,000    Miami County, School District #416, GO, 6.00%, 9/1/02,                                                261,875
                 Callable 9/1/00 @ 100, AMBAC
      550,000    Miami County, School District, GO, Series A, 5.85%, 9/1/13,                                           573,375
                 Callable 9/1/04 @ 100, AMBAC
      260,000    Montgomery County, School District #447, GO, 5.45%, 9/1/15,                                           262,275
                 Callable 9/1/06 @ 100
      250,000    Montgomery County, School District #447, GO, 5.50%, 9/1/17,                                           250,313
                 Callable 9/1/06 @ 100
      250,000    Nemaha County, School District #441, GO, 5.40%, 3/1/02,                                               256,563
                 Callable 3/1/01 @ 100, AMBAC
      250,000    Nemaha County, School District #441, GO, 5.75%, 3/1/07,                                               257,500
                 Callable 3/1/01 @ 100, AMBAC
      260,000    Neosho County, School District #413, GO, 5.65%, 9/1/01                                                272,025
      110,000    Newton, Wastewater Treatment System Revenue, 5.75%, 3/1/99                                            112,613
      115,000    Newton, Wastewater Treatment System Revenue, 6.00%, 3/1/00                                            119,456
      120,000    Newton, Wastewater Treatment System Revenue, 6.20%, 3/1/01                                            126,600
      130,000    Newton, Wastewater Treatment System Revenue, 6.40%, 3/1/02                                            139,750
      145,000    Olathe, COP, Series B, 5.60%, 9/1/12,                                                                 147,355
                 Callable 9/1/06 @ 100
      155,000    Olathe, COP, Series B, 5.65%, 9/1/13,                                                                 157,518
                 Callable 9/1/06 @ 100

CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED:
KANSAS, CONTINUED:
     $165,000    Olathe, COP, Series B, 5.65%, 9/1/14,                                                     $           167,680
                 Callable 9/1/06 @ 100
      275,000    Olathe, GO, Series 184, 4.60%, 10/1/99                                                                277,750
       55,000    Olathe, Labette County Mortgage Loan Revenue, 7.15%, 2/1/15,                                           58,850
                 Callable 8/1/01 @ 103, GNMA
      390,000    Olathe, Multifamily Housing Revenue, 5.50%, 6/1/04, FNMA                                              406,575
    1,170,000    Olathe, Water & Sewer System Revenue, 5.20%, 7/1/12,                                                1,172,925
                 Callable 7/1/06 @ 100, AMBAC
      135,000    Osborne, GO, Series 1992, 5.50%, 12/1/01,                                                             136,519
                 Callable 12/1/98 @ 100
      140,000    Osborne, GO, Series 1992, 5.60%, 12/1/02,                                                             141,050
                 Callable 12/1/98 @ 100
      150,000    Osborne, GO, Series 1992, 5.70%, 12/1/03,                                                             151,125
                 Callable 12/1/98 @ 100
      155,000    Osborne, GO, Series 1992, 5.80%, 12/1/04,                                                             156,163
                 Callable 12/1/98 @ 100
      250,000    Ottawa, Waterworks & Electric System Revenue, 6.15%, 12/1/00, MBIA                                    264,063
      250,000    Ottawa, Waterworks & Electric System Revenue, 6.25%, 12/1/01, MBIA                                    268,438
      255,000    Pawnee County, School District #495, GO, 5.10%, 9/1/04,                                               263,925
                 Callable 9/1/03 @ 100, FSA
      100,000    Phillips County, School District #325, GO, 5.20%, 9/1/03,                                             103,500
                 Callable 9/1/02 @ 100
      155,000    Phillips County, School District #325, GO, 5.60%, 9/1/07,                                             161,006
                 Callable 9/1/02 @ 100
      110,000    Pittsburg, Water & Sewer System Revenue, 6.50%, 9/1/04,                                               114,950
                 Prerefunded 9/1/99 @ 100
      105,000    Pittsburg, Water & Sewer System Revenue, Series A, 6.40%, 9/1/03,                                     109,594
                 Prerefunded 9/1/99 @ 100
      500,000    Pottawatomie County, School District #320, GO, Series 1990, 6.60%, 10/1/02,                           541,250
                 Callable 10/1/01 @ 100, AMBAC
      635,000    Pratt, Electric System Revenue, 4.95%, 11/1/10,                                                       625,475
                 Callable 11/1/05 @101
      665,000    Pratt, Electric System Revenue, 5.00%, 11/1/11,                                                       654,194
                 Callable 11/1/05 @101
      250,000    Pratt, Electric System Revenue, 6.00%, 11/1/12,                                                       262,813
                 Callable 11/1/00 @ 100, AMBAC
      250,000    Pratt, Electric System Revenue, 6.60%, 11/1/07,                                                       286,250
                 Callable 11/1/03 @ 100, AMBAC
      685,000    Reno County, School District #308, GO, 6.25%, 8/1/00,                                                 698,638
                 Callable 8/1/98 @ 100
      175,000    Reno County Mortgage, Series 1991 B, 8.70%, 9/1/11,                                                   188,780
                 Callable 9/1/01 @ 103
      110,000    Riley County, GO, Series B, 6.10%, 9/1/06,                                                            119,488
                 Callable 9/1/04 @ 100
      110,000    Riley County, GO, Series B, 6.20%, 9/1/07,                                                            120,313
                 Callable 9/1/04 @ 100
      110,000    Riley County, GO, Series B, 6.30%, 9/1/08,                                                            121,000
                 Callable 9/1/04 @ 100
      110,000    Riley County, GO, Series B, 6.40%, 9/1/09,                                                            120,313
                 Callable 9/1/04 @ 100
      335,000    Riley County, School District #383, Series 1992, 5.00%, 11/1/98                                       336,983
      400,000    Rural Water Finance Authority, District #13 Revenue Bond, Series F, 5.90%, 6/1/11,                    408,500
                 Callable 6/1/01 @ 100
      750,000    Salina Hospital Revenue, 5.30%, 10/1/13,                                                              750,938
                 Callable 10/1/03 @100, AMBAC
      100,000    Salina, Internal Improvement, Series P-240, 5.50%, 10/1/99                                            102,625
      330,000    Salina, Water & Sewer Revenue, 5.00%, 9/1/07,                                                         329,588
                 Callable 9/1/02 @ 100, MBIA
      130,000    Scott City, Water System, Series A, 5.25%, 9/1/04,                                                    131,788
                 Callable 9/1/02 @ 100
      140,000    Scott City, Water System, Series A, 5.40%, 9/1/05,                                                    142,100
                 Callable 9/1/02 @ 100

CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED:
KANSAS, CONTINUED:
     $140,000    Scott City, Water System, Series A, 5.60%, 9/1/06,                                        $           142,100
                 Callable 9/1/02 @ 100
      150,000    Scott City, Water System, Series A, 5.70%, 9/1/07,                                                    153,563
                 Callable 9/1/02 @ 100
      145,000    Scott City, Water System, Series A, 5.80%, 9/1/08,                                                    149,169
                 Callable 9/1/02 @ 100
      685,000    Scott County, School District #466, GO, Series 1993, 5.38%, 9/1/06,                                   691,850
                 Callable 9/1/01 @ 100
      185,000    Sedgwick & Shawnee Counties, Series B-II, 7.80%, 5/1/14,                                              203,962
                 Callable 11/1/04 @ 103, GNMA
      440,000    Sedgwick & Shawnee Counties, Single Family Revenue, Series B-1,                                       503,250
                 8.05%, 5/1/14, GNMA
       90,000    Sedgwick & Shawnee Counties, Single Family Revenue, Series B-II,                                       93,938
                 5.25%, 11/1/04, GNMA
    1,000,000    Sedgwick County, Airport Facility Revenue, 5.63%, 3/1/99                                            1,023,750
      250,000    Sedgwick County, GO, Series B, 4.05%, 8/1/98                                                          250,235
      535,000    Sedgwick County, Mortgage Loan Revenue, Series A, 7.30%, 12/1/12,                                     570,444
                 Callable 9/1/01 @ 103, GNMA
      650,000    Sedgwick County, School District #266, GO, 5.25%, 9/1/13,                                             654,063
                 Callable 9/1/02 @ 101, FGIC
      100,000    Sedgwick County, School District #262, GO, Valley Center, 0.00%, 11/1/98, MBIA                         95,375
      250,000    Seward County, GO, Series B, 6.00%, 8/15/08,                                                          258,750
                 Callable 8/15/01 @ 100, AMBAC
      250,000    Seward County, GO, Series B, 6.00%, 8/15/13,                                                          258,125
                 Callable 8/15/01 @ 100, AMBAC
      500,000    Seward County, School District #480, GO, Series 1992, 5.00%, 12/1/00,                                 503,750
                 Callable 12/1/98 @ 100, MBIA
      600,000    Seward County, School District #483, Kismet-Plains, GO, 5.20%, 10/1/12,                               601,500
                 Callable 10/1/06 @ 100
      285,000    Seward County, Single Family Mortgage Revenue, Series B, 8.00%, 5/1/11,                               306,019
                 Callable 11/1/01 @ 103
      500,000    Shawnee County, GO, Series 1992 C, 5.60%, 9/1/04,                                                     521,250
                 Callable 9/1/02 @ 100
      250,000    Shawnee County, GO, Series B, 5.50%, 9/1/09,                                                          256,875
                 Callable 9/1/03 @ 100
      250,000    Shawnee County, GO, Series B, 5.50%, 9/1/11,                                                          255,000
                 Callable 9/1/03 @ 100
      500,000    Shawnee County, Health Care Revenue, 5.15%, 8/15/10,                                                  500,625
                 Callable 8/15/05 @ 100, FSA
      230,000    Shawnee County, Revenue Bond, 4.70%, 12/1/04,                                                         231,150
                 Callable 12/1/03 @ 102
      360,000    Shawnee County, Revenue Bond, 5.00%, 12/1/10,                                                         349,650
                 Callable 12/1/03 @ 102
      250,000    Shawnee County, School District #345, GO, 7.20%, 9/1/98, MBIA                                         257,675
      250,000    Shawnee County, School District #345, GO, 5.75%, 9/1/11,                                              259,455
                 Callable 9/1/04 @ 100, MBIA
      250,000    Shawnee County, School District #437, Auburn-Washburn, GO, 5.25%, 9/1/11,                             251,250
                 Callable 9/1/04 @ 100
      350,000    Shawnee County, School District #437, Auburn-Washburn, GO, 5.25%, 9/1/12,                             350,438
                 Callable 9/1/04 @ 100
      175,000    Shawnee County, School District #437, Auburn-Washburn, GO, 5.25%, 9/1/13,                             174,781
                 Callable 9/1/04 @ 100
      700,000    Shawnee County, School District #437, Auburn-Washburn, GO, Series 1992,                               755,125
                 6.25%, 3/1/03, Callable 3/1/02 @ 100
      580,000    State Department of Transportation, Highway Revenue, 5.38%, 3/1/13                                    583,724
      750,000    State Department of Transportation, Highway Revenue, Series 1992,                                     824,063
                 6.50%, 3/1/08, Prerefunded 3/1/02 @ 102
      250,000    State Department of Transportation, Highway Revenue, Series 1993, 5.00%, 3/1/04,                      258,125
                 Callable 3/1/03 @ 102


CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED:
KANSAS, CONTINUED:
     $500,000    State Development Finance Authority, Health Facilities Revenue, Hays Medical              $           491,875
                 Center Inc., 5.38%, 11/15/16, Callable 11/15/07 @ 100, MBIA
      500,000    State Development Finance Authority, Health Facilities Revenue, Hays Medical                          495,625
                 Center Inc., 5.50%, 11/15/17, Callable 11/15/07 @ 100, MBIA
      500,000    State Development Finance Authority, Health Facilities Revenue, St. Lukes                             506,250
                 Shawnee Mission, 5.38%, 11/15/16, Callable 11/15/06 @ 100, MBIA
      475,000    State Development Finance Authority, Health Facilities Revenue, Stormont                              494,594
                 Health Care, 5.40%, 11/15/05, MBIA
      500,000    State Development Finance Authority, Health Facilities Revenue, Stormont                              518,750
                 Health Care, 5.75%, 11/15/10, Callable 11/15/06 @ 100, MBIA
      500,000    State Development Finance Authority, Health Facilities Revenue, Stormont                              516,495
                 Health Care, 5.80%, 11/15/16, Callable 11/15/06 @ 100, MBIA
      355,000    State Development Finance Authority Revenue, 4.45%, 5/1/01                                            360,769
      250,000    State Development Finance Authority Revenue, 5.13%, 6/1/06,                                           254,688
                 Callable 6/1/03 @ 102, AMBAC
      120,000    State Development Finance Authority Revenue, 5.20%, 5/1/07,                                           124,950
                 Callable 5/1/04 @ 101, MBIA
      135,000    State Development Finance Authority Revenue, 5.40%, 5/1/09,                                           140,400
                 Callable 5/1/04 @ 101, MBIA
      100,000    State Development Finance Authority Revenue, 5.45%, 5/1/10,                                           104,375
                 Callable 5/1/04 @ 101, MBIA
      100,000    State Development Finance Authority Revenue, 5.50%, 5/1/11,                                           104,375
                 Callable 5/1/04 @ 101, MBIA
    1,000,000    State Development Finance Authority Revenue, 5.50%, 5/1/14,                                         1,015,000
                 Callable 5/1/07 @ 100
      100,000    State Development Finance Authority Revenue, 5.55%, 5/1/12,                                           104,375
                 Callable 5/1/04 @ 101, MBIA
      370,000    State Development Finance Authority Revenue, 5.75%, 5/1/14,                                           384,338
                 Callable 5/1/03 @ 102
      250,000    State Development Finance Authority Revenue, Department of Corrections, El Dorado,                    260,000
                 Project L,  5.63%, 2/1/03, Callable 2/1/00 @ 102, MBIA
      500,000    State Development Finance Authority Revenue, Project K-II, 5.50%, 10/1/10,                            508,750
                 Callable 10/1/01 @ 101
      500,000    State Development Finance Authority Revenue, Project K-II, 5.60%, 10/1/11,                            509,375
                 Callable 10/1/01 @ 101
      500,000    State Development Finance Authority Revenue, Series J, 5.40%, 4/1/10,                                 512,500
                 Callable 4/1/05 @ 100
      260,000    State Turnpike Authority Revenue Bond, 5.40%, 9/1/09,                                                 265,525
                 Callable 9/1/03 @102, AMBAC
      435,000    Sumner County, Bridge Improvement, GO, Series 1992, 6.00%, 11/1/04,                                   462,188
                 Callable 11/1/01 @ 100, AMBAC
      250,000    Sumner County, Bridge Improvement, GO, Series 1992, 6.00%, 11/1/05,                                   265,625
                 Callable 11/1/01 @ 100, AMBAC
      375,000    Sumner County, School District #357, Belle Plaine, GO, 5.55%, 9/1/13,                                 381,563
                 Callable 9/1/03 @ 100
      150,000    Thomas County, School District #315, GO, Series 1993, 4.20%, 9/1/01, FSA                              148,125
      160,000    Thomas County, School District #315, GO, Series 1993, 4.30%, 9/1/02, FSA                              158,200
      165,000    Thomas County, School District #315, GO, Series 1993, 4.40%, 9/1/03, FSA                              163,350
      175,000    Thomas County, School District #315, GO, Series 1993, 4.60%, 9/1/04, FSA                              173,906
      500,000    Topeka, GO, Series A, 5.50%, 8/15/16,                                                                 503,125
                 Callable 8/15/01 @ 101
      250,000    Topeka, GO, Series C, 5.50%, 8/15/05,                                                                 255,625
                 Callable 8/15/99 @ 101
      500,000    Topeka, Hospital Revenue, 6.75%, 11/15/00, MBIA                                                       537,500
      250,000    Wellington, Electric Waterworks & Sewer Revenue, 7.05%, 5/1/06,                                       290,938
                 Callable 5/1/02 @ 100, AMBAC
      250,000    Wellington, Electric Waterworks & Sewer Revenue, 6.25%, 5/1/12,                                       263,438
                 Callable 5/1/02 @ 100, AMBAC
      565,000    Wichita, GO, 4.70%, 9/1/12,                                                                           538,869
                 Callable 9/1/04 @101
      750,000    Wichita, GO, Series 746, 5.30%, 9/1/12,                                                               758,438
                 Callable 9/1/04 @ 100

CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997

------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS, CONTINUED:
KANSAS, CONTINUED:
     $892,000    Wichita, Hospital Revenue, 6.00%, 7/1/04,                                                 $           942,175
                 Callable 10/27/97 @ 100
      660,000    Wichita, Multifamily Housing Revenue, 5.90%, 12/1/16,                                                 675,675
                 Callable 12/1/05 @ 102
      300,000    Wichita, Single Family Mortgage Revenue, Series A, 7.10%, 9/1/09,                                     320,250
                 Callable 3/1/03 @ 103
      405,000    Wichita, Water & Sewer Utilities Revenue, 4.75%, 10/1/08,                                             398,419
                 Callable 10/1/04 @ 101, FGIC
      900,000    Wichita, Water & Sewer Utilities Revenue, 4.88%, 10/1/09,                                             887,625
                 Callable 10/1/04 @ 101, FGIC
      750,000    Wichita, Water & Sewer Utilities Revenue, 5.60%, 10/1/05,                                             774,375
                 Callable 10/1/00 @ 101, FGIC
      100,000    Winfield, Sales Tax Revenue, 5.10%, 9/1/06,                                                           101,000
                 Callable 9/1/03 @ 100
      100,000    Winfield, Sales Tax Revenue, 5.25%, 9/1/07,                                                           101,000
                 Callable 9/1/03 @ 100
      100,000    Winfield, Sales Tax Revenue, 5.40%, 9/1/08,                                                           101,250
                 Callable 9/1/03 @ 100
      140,000    Wyandotte County, School District #203, Piper, GO, Series 1992, 5.75%, 9/1/03,                        143,325
                 Callable 9/1/01 @ 100
      295,000    Wyandotte County, School District #203, Piper, GO, Series 1992, 5.90%, 9/1/04,                        302,006
                 Callable 9/1/01 @ 100
      500,000    Wyandotte County, School District #203, Piper, GO, Series 1992, 6.60%, 9/1/13,                        515,625
                 Callable 9/1/01 @ 100
                                                                                                           -------------------
                                                                                                                    93,061,559
                                                                                                           -------------------
Puerto Rico (4.3%):
      500,000    Commonwealth Highway & Transportation Authority Revenue, Series X,                                    509,375
                 5.00%, 7/1/02
    1,000,000    Electric Power Authority, 5.50%, 7/1/14,                                                            1,015,000
                 Callable 7/1/05 @ 102, MBIA
    1,000,000    Electric Power Authority Revenue, 6.13%, 7/1/09, MBIA                                               1,110,000
      500,000    Public Buildings Authority, Public Education & Health Facilities Revenue,                             503,750
                 6.00%, 7/1/12, Callable 7/1/99 @ 100
      500,000    Public Buildings Authority, Public Education & Health Facilities Revenue,                             511,875
                 Series M, 5.75%, 7/1/15, Callable 7/1/03 @ 101.5, AMBAC
      475,000    Telecom Revenue, 5.25%, 1/1/05, Callable 1/1/03 @ 100                                                 494,000
                                                                                                           -------------------
                                                                                                                     4,144,000
                                                                                                           -------------------
  Total Municipal Bonds                                                                                             97,771,632
                                                                                                           -------------------
MONEY MARKET MUTUAL FUNDS (0.0%):
      41,531    Provident Institutional Muni-Cash Fund, Tax-Free Money Market                                           41,531
                                                                                                           -------------------
  Total Money Market Mutual Funds                                                                                       41,531
                                                                                                           -------------------
Total (Cost-$ 95,349,216) (a)                                                                                       97,813,163
                                                                                                           ===================


Percentages indicated are based on net assets of $ 96,779,907.
(a)     Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):
                               Unrealized appreciation . . . . . . . . . . . . . .  $    2,663,950
                               Unrealized depreciation . . . . . . . . . . . . . .  $    ( 200,003)
                                                                                    --------------
                              Net unrealized appreciation                           $    2,463,947
                                                                                    ==============

CONTINUED

THE INTRUST FUNDS
KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
AUGUST 31, 1997


------------------------------------------------------------------------------------------------------------------------------
       SHARES
         OR
      PRINCIPAL                                       SECURITY                                                    MARKET
       AMOUNT                                        DESCRIPTION                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------
AMBAC                    Insured by American Municipal Bond Assurance Corporation
COP                      Certificate of Participation
FGIC                     Insured by Federal Guarantee Insurance Corp.
FHA                      Insured by Federal Housing Authority
FSA                      Insured by Federal Security Assurance
GNMA                     Insured by Government National Mortgage Association
GO                       General Obligation
MBIA                     Insured by Municipal Bond Insurance Association




                       See notes to financial statements.

THE INTRUST FUNDS
Statement of Assets and Liabilities
August 31, 1997

--------------------------------------------------------------------------------



                                                       Kansas Tax-
                                                        Exempt Bond
                                                           Fund
                                                        -----------
ASSETS:

Investments, at value (cost $95,349,216)                $97,813,163
Interest receivable                                       2,047,360
Prepaid expenses and other assets                                58
                                                        -----------
Total Assets                                             99,860,581
                                                        -----------
LIABILITIES:
Income distribution payable                                 405,881
Payable to brokers for investments purchased              2,658,659
Accrued expenses and other payables:
     Administration fees                                        810
     Other                                                   15,324
                                                        -----------
Total Liabilities                                         3,080,674
                                                        -----------
NET ASSETS:
Capital                                                  94,176,562
Accumulated undistributed net realized gains
     (losses) from investment transactions                  139,398
Net unrealized appreciation (depreciation)
     from investments                                     2,463,947
                                                        -----------
Net Assets                                              $96,779,907
                                                        ===========

Outstanding Units of Beneficial Interest (Shares):        9,082,969
                                                        ===========
Net Asset Value :
     Offering and redemption price per share            $     10.66
                                                        ===========




See notes to financial statements.

THE INTRUST FUNDS
Statement of Operations
For the year ended August 31, 1997

--------------------------------------------------------------------------------


                                                                           Kansas Tax-
                                                                           Exempt Bond
                                                                             Fund (a)
                                                                           -----------
INVESTMENT INCOME:
Interest income                                                            $ 4,304,037
Dividend income                                                                 51,865
                                                                           -----------
     Total Income                                                            4,355,902
                                                                           -----------
EXPENSES:
Investment advisory fees                                                       241,317
Administration fees                                                            133,773
Shareholder servicing fees                                                      20,982
Custodian and accounting fees                                                   30,162
Legal and audit fees                                                            18,981
Trustees' fees and expenses                                                      5,088
Transfer agent fees                                                              4,339
Registration and filing fees                                                    11,448
Printing costs                                                                   7,596
Other                                                                           21,522
                                                                           -----------
Total expenses before waivers                                                  495,208
Less waivers                                                                  (326,205)
                                                                           -----------
     Net Expenses                                                              169,003
                                                                           -----------
Net Investment Income                                                        4,186,899
                                                                           -----------
REALIZED/UNREALIZED GAINS (LOSSES)
     FROM INVESTMENTS:
Net realized gains (losses) from investment
     transactions                                                              142,735
Net change in unrealized appreciation (depreciation)
     from investments                                                        1,312,942
                                                                           -----------
Net realized/unrealized gains (losses)
     from investments                                                        1,455,677
                                                                           -----------
Change in net assets
     resulting from operations                                             $ 5,642,576
                                                                           ===========

------

(a) Formerly the Kansas Tax Free Income Portfolio of the SEI Tax-Exempt Trust. See footnote 1 for further information.


See notes to financial statements.

THE INTRUST FUNDS
Statements of Changes in Net Assets
--------------------------------------------------------------------------------




                                                                       Kansas Tax-Exempt
                                                                          Bond Fund (a)
                                                                 -------------------------------
                                                                  Year ended         Year ended
                                                                  August 31,         August 31,
                                                                     1997               1996
                                                                 ------------       ------------



From Investment Activities:
Operations:
     Net investment income                                       $  4,186,899       $  3,578,839
     Net realized gains (losses)
           from investment transactions                               142,735            131,814
     Net change in unrealized appreciation (depreciation)
           from investments                                         1,312,942           (902,765)
                                                                 ------------       ------------
Change in net assets resulting from operations                      5,642,576          2,807,888
                                                                 ------------       ------------
Distributions to shareholders:
     From net investment income                                    (4,508,562)        (3,543,885)
                                                                 ------------       ------------
Change in net assets from shareholder distributions                (4,508,562)        (3,543,885)
                                                                 ------------       ------------
Capital Transactions:
     Proceeds from shares issued                                   31,077,025         18,206,336
     Dividends reinvested                                               1,369                ---
     Cost of shares redeemed                                       (7,497,873)       (11,238,647)
                                                                 ------------       ------------
Change in net assets from share transactions                       23,580,521          6,967,689
                                                                 ------------       ------------
Change in net assets                                               24,714,535          6,231,692

Net Assets:
     Beginning of period                                           72,065,372         65,833,680
                                                                 ------------       ------------
     End of period                                               $ 96,779,907       $ 72,065,372
                                                                 ============       ============


Share Transactions:
     Issued                                                         2,933,096          1,718,864
     Reinvested                                                           129                ---
     Redeemed                                                        (707,944)        (1,056,863)
                                                                 ============       ============
Change in shares                                                    2,225,281            662,001
                                                                 ============       ============
Undistributed net investment income included in net assets:
     End of period                                               $        ---       $    321,663

----------

(a) Formerly the Kansas Tax Free Income Portfolio of the SEI Tax-Exempt Trust. See footnote 1 for further information.



See notes to financial statements.

THE INTRUST FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                     KANSAS TAX-EXEMPT BOND FUND (A)
                                                ----------------------------------------------------------------------------

                                                                          YEARS ENDED AUGUST 31,
                                                ----------------------------------------------------------------------------

                                                   1997             1996            1995             1994            1993
                                               -----------      -----------     -----------      -----------     -----------


NET ASSET VALUE,
  BEGINNING OF PERIOD                          $     10.51      $     10.63     $     10.47      $     10.91     $     10.50
                                               -----------      -----------     -----------      -----------     -----------
INVESTMENT ACTIVITIES:
    Net investment income                             0.55             0.56            0.57             0.57            0.58
    Net realized and unrealized gains (losses)
           from investments                           0.19            (0.12)           0.16            (0.42)           0.46
                                               -----------      -----------     -----------      -----------     -----------
           Total from Investment Activities           0.74             0.44            0.73             0.15            1.04
                                               -----------      -----------     -----------      -----------     -----------
DISTRIBUTIONS:
    Net investment income                            (0.59)           (0.56)          (0.57)           (0.57)          (0.58)
    Net realized gains                                  --               --              --            (0.02)          (0.05)
                                               -----------      -----------     -----------      -----------     -----------
           Total Distributions                       (0.59)           (0.56)          (0.57)           (0.59)          (0.63)
                                               -----------      -----------     -----------      -----------     -----------
NET ASSET VALUE,
  END OF PERIOD                                $     10.66      $     10.51     $     10.63      $     10.47     $     10.91
                                               ===========      ===========     ===========      ===========     ===========

Total Return                                          7.27%            4.23%           7.23%            1.41%          10.38%

RATIOS/SUPPLEMENTARY DATA:
    Net Assets at end of period                $96,779,907      $72,065,372     $65,833,680      $62,346,379     $58,197,444
    Ratio of expenses to
           average net assets                         0.21%            0.21%           0.21%            0.21%           0.21%
    Ratio of net investment income
           to average net assets                      5.20%            5.31%           5.47%            5.36%           5.56%
    Ratio of expenses to
           average net assets *                       0.62%            0.51%           0.51%            0.54%           0.51%
    Ratio of net investment income
           to average net assets *                    4.79%            5.01%           5.17%            5.03%           5.26%

    Portfolio turnover                                8.78%           12.71%          17.60%           10.57%          23.04%

-----------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Formerly the Kansas Tax Free Income Portfolio of the SEI Tax-Exempt Trust. See footnote 1 for further information.


See notes to financial statements.

THE INTRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997

--------------------------------------------------------------------------------


1. ORGANIZATION:

   The INTRUST Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company established as a Delaware business trust. The Trust is authorized to offer two classes of shares: Institutional Service and Institutional Premium. The Institutional Premium shares may be subject to additional Shareholder Servicing fees. The Trust currently consists of six active funds. The accompanying financial statements and financial highlights are those of the Kansas Tax-Exempt Bond Fund (the Fund"). The Fund is currently offered in the Institutional Service Class only.

   The Kansas Tax-Exempt Bond Fund seeks to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The financial statements of the Fund, including its portfolio of investments, are included elsewhere in this report.

   As approved by its shareholders at a special shareholders meeting held April 28, 1997, effective May 17, 1997, the Kansas Tax Free Income Portfolio (the "SEI Fund") of the SEI Tax-Exempt Trust (the "SEI Trust") was reorganized into the Fund as transacted by (a) the tax-free transfer of all the assets and liabilities of the SEI Fund to the Fund in exchange for shares of the Fund; (b) the distribution of the Fund's shares to shareholders of the SEI Fund; and (c) the termination of the SEI Fund as a series of the SEI Trust. The Fund retained the investment objectives and assumed the financial reporting history of the SEI Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principals. The preparation of financial statements requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITY VALUATION
   Investments in municipal bonds are valued at their market value determined on the basis of the latest available bid prices in the principal market in which such securities are normally traded or by an independent pricing service approved by the Board of Trustees to value certain other securities. Such prices reflect market values which may be established through the use of electronic and matrix techniques.

   REPURCHASE AGREEMENTS
   The Fund may invest in repurchase agreements with any bank and broker-dealer which in the opinion of the Trustees, presents a minimal risk of bankruptcy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be fully collateralized and the value of the collateral, including accrued interest, be marked to market daily. If the seller should default on its obligation to repurchase the securities, the Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral.
   As of August 31, 1997 the Fund held no repurchase agreements.

                                   -continued-

THE INTRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997


--------------------------------------------------------------------------------

   SECURITIES LENDING

   To generate additional income, the Fund may lend its portfolio securities in an amount up to 33 % of the Fund's total assets pursuant to agreements requiring that the loan be continuously secured by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. As of August 31, 1997 the Fund had no securities on loan.

   SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

   EXPENSES

   Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income for the Fund are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

   Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

   FEDERAL INCOME TAXES

   The Trust treats the Fund as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are authorized to be offered through six series and two classes: Institutional Service and Institutional Premium. As of August 31, 1997, no shareholders were in the Institutional Premium class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.


                                   -continued-

THE INTRUST FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997


--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and INTRUST Bank, N.A. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.30% of the Fund's average net assets.

   The Trust and BISYS Fund Services (the "Administrator") are parties to an administrative services contract under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. Prior to May 17, 1997, administrative services were provided by SEI Fund Management at an annual rate of 0.15%.

   The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Fund are sold on a continuous basis. Effective May 17, 1997, the Fund was subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan the Trust will pay the Distributor 0.25% per annum of the average daily net assets of the Fund. The Fund will not incur any distribution expenses during its first year of operation.

   Other financial organizations also may provide administrative services for the Fund, such as maintaining shareholder accounts and records. The Fund may pay fees to Service Organizations in amounts up to an annual rate of 0.08% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organizations has a servicing relationship. The Institutional Premium Class may pay additional fees up to 0.50% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship.

   The Adviser, the Administrator, the Distributor, and the Custodian have voluntarily undertaken to waive a portion of their fees necessary to maintain total annual operating expenses at no more than 0.21% per year of average daily net assets. For the year ended August 31, 1997, fees in the following amounts were waived:


                                           Investment                        Shareholder           Custody
                                          Advisory Fees     Administration  Services Fees            Fees
                                             Waived          Fees Waived       Waived               Waived
                                             ------          -----------       ------               ------

   Kansas Tax-Exempt Bond Fund             $241,317             $58,661       $20,982               $5,245

 5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the year ended August 31,1997 were as follows:


                                               Purchases                               Sales
                                               ---------                               -----
   Kansas Tax-Exempt Bond Fund                $32,943,112                           $6,970,437


                                   -continued-

6. CONCENTRATION OF CREDIT RISK

   The Fund invests in primarily debt obligations issued by Kansas and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas' specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7. FEDERAL TAX INFORMATION (UNAUDITED)

   The Fund designated $4,503,401 in exempt-interest dividends for the taxable year ended August 31, 1997.


                                   -continued-

                          Independent Auditors' Report

The Shareholders and Board of Trustees
    INTRUST Funds Trust - Kansas Tax-Exempt Bond Fund:


We have audited the accompanying statement of assets and liabilities of INTRUST Funds Trust - Kansas Tax-Exempt Bond Fund (formerly the SEI Tax Exempt Trust - Kansas Tax Free Income Portfolio) (the Fund), including the schedule of portfolio investments, as of August 31, 1997, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statement of changes in net assets for the year ended August 31, 1996 and the financial highlights for the four years ended August 31, 1996, were audited by other auditors whose report thereon dated October 11,1996 expressed an unqualified opinion on that statement and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of August 31, 1997 by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of INTRUST Funds Trust - Kansas Tax-Exempt Bond Fund at August 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.


KPMG PEAT MARWICK LLP

Columbus, Ohio
October 10, 1997